Significant Events - Additional Information (Detail) $ in Millions, R$ in Billions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 31, 2024	Oct. 25, 2024 USD ($)	Oct. 25, 2024 BRL (R$)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Jul. 31, 2024	Jun. 30, 2024 BRL (R$)	Jun. 28, 2024	Jun. 30, 2023 USD ($)
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 2,575	$ 2,351
BRL/USD [member]
Disclosure of significant events [line items]
Closing foreign exchange rate										5.56
Samarco Dam Failure Settlement Agreement [member]
Disclosure of significant events [line items]
Percentage of compensation	50.00%
Federal public prosecution office claim [member] | Samarco Dam Failure Settlement Agreement [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities				$ 31,700	R$ 170
Percentage of commitment made				100.00%	100.00%
Federal public prosecution office claim [member] | Compension Paid [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities						$ 7,900	R$ 38
Federal public prosecution office claim [member] | Obligation To Pay [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities						18,000	100
Federal public prosecution office claim [member] | Obligation To Perform [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities						$ 5,800	R$ 32
Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment	50.00%
Estimated financial effect of contingent liabilities		200
Gross provisions	$ 400	400
Net provisions	200	200
Aggregate court deposit paid	$ 200	200
United Kingdom Group Action Complaint [Member] | Samarco Dam Failure Settlement Agreement [member]
Disclosure of significant events [line items]
Percentage of compensation			50.00%
United Kingdom Group Action Complaint [Member] | Vale S.A [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants								50.00%
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results	100.00%
Provision recognized	$ 5,849	6,505									$ 3,681
Percentage of reasonably possible increase in discount rate	0.50%
Increase (decrease) in provision due to reasonably possible increase in discount rate	$ 100
Samarco dam failure [member] | Samarco Dam Failure Settlement Agreement [member]
Disclosure of significant events [line items]
Maximum funding cap	1,000
Samarco dam failure [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities | R$									R$ 155
Samarco non dam failure [member} | Brazilian Mining Royalties [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 400	$ 400
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment	50.00%	50.00%
Samarco Mineracao S.A. [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 1,000	$ 1,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision recognized	100	$ 400
BHP Brasil Ltda [member] | United Kingdom Group Action Complaint [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants								50.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Maximum [Member] | Samarco Dam Failure Settlement Agreement [member]
Disclosure of significant events [line items]
Funding commitments amount	2,900
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco	0
Dividends received	0
Profits available for distribution	$ 0
Percentage of interest in joint venture investment	50.00%